FORWARD FUNDS

Forward Mortgage Securities Fund

Supplement dated August 17, 2010

to the

Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus; and Summary Prospectus for Class C Shares of the Forward Mortgage Securities Fund

each dated May 1, 2010, as supplemented

The following information applies to the Forward Mortgage Securities Fund (the “Fund”) only:

Forward Management, LLC, the Fund’s investment advisor, has contractually agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses. Accordingly, effective September 1, 2010, the “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 67 of the Prospectus and page 1 of the Summary Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C
Management Fee	0.61%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver and/or Expense Reimbursement(1)	-0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C
1 Year	$ 278
3 Years	$ 607
5 Years	$1,062
10 Years	$2,323

You would pay the following expenses if you did not redeem your shares:

Class C
1 Year	$ 178
3 Years	$ 607
5 Years	$1,062
10 Years	$2,323

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP MORT LOAD 08172010

FORWARD FUNDS

Forward Mortgage Securities Fund

Supplement dated August 17, 2010

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus; and Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Mortgage Securities Fund

each dated May 1, 2010, as supplemented

The following information applies to the Forward Mortgage Securities Fund (the “Fund”) only:

Forward Management, LLC, the Fund’s investment advisor, has contractually agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses. Accordingly, effective September 1, 2010, the “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 67 of the Prospectus and page 1 of the Summary Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.61%	0.61%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.41%	0.41%
Total Annual Fund Operating Expenses	1.52%	1.12%
Fee Waiver and/or Expense Reimbursement(1)	-0.27%	-0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	0.85%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% and 0.85%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$ 127	$ 87
3 Years	$ 454	$ 329
5 Years	$ 803	$ 591
10 Years	$1,787	$1,338

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP MORT NOLOAD 08172010

FORWARD FUNDS

Forward Mortgage Securities Fund

Supplement dated August 17, 2010

to the

Forward Funds Class Z Shares Prospectus

dated May 1, 2010, as supplemented

The following information applies to the Forward Mortgage Securities Fund (the “Fund”) only:

Forward Management, LLC, the Fund’s investment advisor, has contractually agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses. Accordingly, effective September 1, 2010, the “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 17 of the Prospectus are shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management Fee	0.61%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and/or Expense Reimbursement(1)	-0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.75%.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to Class Z shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z
1 Year	$ 77
3 Years	$ 298
5 Years	$ 537
10 Years	$1,222

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP MORT Z 08172010

FORWARD FUNDS

Supplement dated August 17, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

Effective September 1, 2010, the information concerning the total expense limits agreed to by the Investment Advisor with respect to certain of the Forward Funds as contained in the table on pages 22 and 23 of the SAI is supplemented as follows:

Fund	Class	End Date	Expense Limit
Forward Mortgage Securities Fund	Class C	April 30, 2011	1.75%
Forward Mortgage Securities Fund	Investor Class	April 30, 2011	1.25%
Forward Mortgage Securities Fund	Institutional Class	April 30, 2011	0.85%
Forward Mortgage Securities Fund	Class Z	April 30, 2011	0.75%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP MORT SAI 08172010